REVENUE - Summary of Revenue (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
License and other revenue - total	[1]	$ 61.4	$ 35.4	$ 68.1	$ 44.8
Total collaboration revenue		326.1	219.7	624.5	405.3
Total revenue		387.5	255.1	692.6	450.1
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
License and other revenue - total		5.3	15.4	10.4	24.7
Total collaboration revenue		236.0	179.2	452.4	338.2
Outside the United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
License and other revenue - total		56.1	20.0	57.7	20.1
Total collaboration revenue		$ 90.1	$ 40.5	$ 172.1	$ 67.1

[1]	*Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.